Organization	12 Months Ended
Dec. 31, 2023
Organization [Abstract]
ORGANIZATION
1.	ORGANIZATION

Borqs Technologies, Inc. (formerly known as “Pacific Special Acquisition Corp.”, the “Company” or “Borqs Technologies”) was incorporated in the British Virgin Islands on July 1, 2015. The Company was formed for the purpose of acquiring, engaging in a share exchange, share reconstruction and amalgamation, purchasing all or substantially all of the assets of, entering into contractual arrangements, or engaging in any other similar business combination with one or more businesses or entities.

On August 18, 2017, the Company acquired 100% equity interest of BORQS International Holding Corp. (“Borqs International”) and its subsidiaries, variable interest entities (the “VIE”) and the VIE’s subsidiaries (collectively referred to as “Borqs Group” hereinafter) (the Company and Borqs Group collectively referred to as the “Group”) in an all-stock transaction (the “Merger”). Concurrent with the completion of the acquisition of Borqs International, the Company changed its name from Pacific Special Acquisition Corp.” to Borqs Technologies, Inc.

Borqs Group are principally engaged in the provision of commercial grade Android+ platform solutions and hardware product manufactured in the People’s Republic of China (the “PRC”) and sold almost entirely outside of the PRC.

(a) As of the balance sheet date, the VIE has been disposed and the details of the Company’s major subsidiaries, are as follows:

Entity	Date of incorporation/ Acquisition	Place of incorporation	Percentage of direct or indirect ownership by the Company	Principal activities
			Direct
Subsidiaries:

BORQS International	July 27, 2007	Cayman	100%	Holding company
BORQS Hong Kong Limited (“Borqs HK”)	July 19, 2007	Hong Kong	100%	Provision of software and service solutions and hardware products sales
BORQS Beijing Ltd. (“Borqs Beijing”)	September 4, 2007	PRC	100%	Provision of software and service solutions and hardware products sales
BORQS Software Solutions Private Limited (“Borqs India”)	July 17, 2009	India	100%	Provision of software and service solutions

(b) COVID-19 Pandemic

Since February 2020, the Group has experienced reductions and cancellations of orders due to effects of the COVID-19 pandemic has on the demand from certain of the Group’s customers. The Group expects this negative effect on global business activities will continue to have pressure on the Group’s sales as the pandemic environment persists and perhaps even post the pandemic. In addition, since the Group’s operations span over the countries of the United States, India, China and South Korea, international and intra-country travel restrictions will continue to hamper our operations and have negative effects including delays and uncertainties on the Group’s supply chain delivery schedules and the Group’s abilities to secure financing for the Group’s working capital needs. The Group expects the impacts of COVID-19 to have an adverse effect on the business, financial condition and results of operations. As the assessable risks due to COVID-19 change in the countries of India and China, our operations can be affected, including the restrictions from accessing office facilities and limitations on domestic travels which can hamper the Group’s ability to efficiently manage the manufacturing of products since the Group’s contracted factories are located over various cities in China.

As the Group’s sales have been negatively impacted by the pandemic in 2020, the Group cut back the operational costs by reduction of approximately 20% of the workforce in India and 40% of headcount in China. The Group constantly evaluates the financial position according to changes in the international business environment and depending on forecast of orders from customers in the near future, the Group may further reduce staffing as necessary.

The Group’s revenues in 2023 decreased from to $52.5 million in 2022 to $32.0 million. The decrease mainly due to the slowdown of China’s macroeconomy since the re-opening in December 2022. The number and amounts of purchases from the Group’s business customers have been reduced, which led to the decrease in the Group’s revenue during the year ended December 31, 2023.

The extent to which COVID-19 impacts the business and financial results of the Group in the longer term will depend on future developments, which are uncertain and cannot be predicted, including new information which may emerge concerning the severity of the coronavirus and the actions to contain the coronavirus or treat its impact, among others. The Group will continue to evaluate the impact on the results of operation, financial position and cash flows of the Group and react actively as the situation evolves. The COVID-19 pandemic also presented and may continue to present challenges to the Group’s business operations as well as the business operations of the Group’s customers, business partners and other participants in the Group’s ecosystem, such as closure of offices and facilities, disruptions to or even suspensions of normal business and logistics operations, as well as restrictions on travel. Moreover, due to the quick spread of Omicron new variant across mainland China and Hong Kong, many cities in China had experienced lockdown or partial lockdown from time to time since the beginning of 2022. In December 2022, Chinese government declared to treat COVID-19 as Category B disease, and authorities dropped quarantine measures against people infected with COVID-19 and stopped designating high-risk and low-risk areas. Although the Group’s businesses have recovered or are starting to recover, it is not possible to determine the ultimate impact of the COVID-19 pandemic on the Group’s business operations and financial results, which is highly dependent on numerous factors, including the duration and spread of the pandemic and any resurgence of the COVID-19 pandemic in China or elsewhere, actions taken by governments, domestically and in international relations, the response of businesses and individuals to the pandemic, the impact of the pandemic on business and economic conditions in China and globally, consumer demand, the Group’s ability and the ability of customers, logistics service providers and other participants in the Group’s ecosystem to continue operations in areas affected by the pandemic and the Group’s efforts and expenditures to support customers and partners and ensure the safety of the Group’s employees. The COVID-19 pandemic may continue to adversely affect the Group’s business and results of operations.

(c) As of December 31, 2021, the Group classified the HHE as held for sale and reported in discontinued operation (see Note 4(c) for details).

The following tables represent the financial information of HHE classified as discontinued operations as of December 31, 2022 before the deconsolidation of HHE, and for the years ended December 31, 2021 and 2022 before eliminating the intercompany balances and transactions between HHE and other entities within the Group:

2022 Deconsolidation Date
$
Carrying amounts of major classes of assets included as part of the assets held for sale
Cash and cash equivalents	1,117
Inventories, net	973
Prepaid expenses and other current assets, net	31

Current assets held for sale	2,121

Property and equipment, net	45
Intangible assets, net	3,949
Goodwill	12,208
Contract assets	-

Non-current assets held for sale	16,202
Total assets of HHE classified as held for sale	18,323

Carrying amounts of major classes of liabilities included as part of liabilities held for sale
Accounts payable	1,755
Accrued expenses and other payables	218
Contract liabilities - current	6,567
Amount due to related parties	-
Short-term borrowings	851

Current liabilities held for sale	9,391

Long-term borrowings	472
Deferred tax liabilities	1,143

Non-current liabilities held for sale	1,615
Total liabilities of HHE classified as held for sale	11,006

	For the years ended December 31,
	2021	2022
	$	$
Net revenues	-	4,034
Cost of revenues	-	(8,160)

Total gross profit	-	(4,126)

Operating expenses:
Sales and marketing expenses	(51)	(142)
General and administrative expenses	(1,066)	(4,044)

Total operating expenses	(1,117)	(4,186)

Operating loss	(1,117)	(8,312)

Interest expense, net	(275)	(343)
Other expense	-	(1,261)

Loss from discontinued operation, before income taxes	(1,392)	(9,916)

Income tax benefit (expense)	-	-

Loss from discontinued operations	(1,392)	(9,916)

	For the years ended December 31,
	2021	2022
	$	$
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	(1,392)	(9,916)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	102	479
Changes in operating assets and liabilities	(343)	7,489

Net cash used in operating activities	(1,633)	(1,948)

CASH FLOWS FROM INVESTING ACTIVITIES

Purchases of property and equipment	-	(66)

Net cash used in investing activities	-	(66)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from shareholders	3,547	1,487
Proceeds from short-term and other borrowings	200	155
Repayments of short-term and other borrowings	(527)	(218)
Proceeds from long-term and other borrowings	-	112
Repayments of long-term and other borrowings	(111)	(2)

Net cash generated from financing activities	3,109	1,534

Net increase (decrease) in cash and cash equivalents and restricted cash	1,476	(480)

Cash and cash equivalents and restricted cash at beginning of year	121	1,597

Cash and cash equivalents and restricted cash at end of year	1,597	1,117